Segment Reporting (Additional Information) (Details) - ReportableSegment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Number of Reportable Segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM manages the business activities on a combined basis in making decisions regarding resource allocation and performance assessment.	The CODM manages the business activities on a combined basis in making decisions regarding resource allocation and performance assessment.